Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2055 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2055 Fund - Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Fidelity Advisor Freedom 2055 Fund - Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,864
Fidelity Advisor Freedom 2055 Fund - Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Freedom 2055 Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Freedom 2055 Fund - Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810